REVENUES - Changes In Strategic Revenue Share Purchase Consideration (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Weighted-average amortization period	12 years
Changes In Strategic Revenue Share Purchase Consideration [Roll Forward]
Beginning balance	$ 0	$ 0
Consideration paid	505,214
Amortization	(9,892)
Ending balance	495,322	495,322
Equity Interest Consideration
Changes In Strategic Revenue Share Purchase Consideration [Roll Forward]
Consideration paid	$ 455,000	$ 455,000